Financial instruments (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Comprehensive income	$ (51,564,884)	$ (26,896,982)
Description of risk interest	7.50%
U S Dollar [Member]
IfrsStatementLineItems [Line Items]
Comprehensive income	$ 2,598,000
U K Pound [Member]
IfrsStatementLineItems [Line Items]
Comprehensive income	75,000
Euro [Member]
IfrsStatementLineItems [Line Items]
Comprehensive income	$ 330,000
Customer Accounts [Member]
IfrsStatementLineItems [Line Items]
Concentration risk	46.58%	67.02%
Trade receivables [member]
IfrsStatementLineItems [Line Items]
Concentration risk	69.36%	64.09%